UNIT-BASED COMPENSATION - Equity-settled BPY Awards by Expiry Date (Details) - Equity-Settled Share-Based Payment Arrangement	Jun. 30, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	16,535,793	18,633,094	19,915,189
Weighted average exercise price (in usd per share) | $ / shares	$ 20.87	$ 20.56	$ 20.58
2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	0	0
Weighted average exercise price (in usd per share) | $ / shares	$ 0	$ 0
2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	152,200	987,700
Weighted average exercise price (in usd per share) | $ / shares	$ 17.86	$ 18.09
2023
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	190,520	1,108,420
Weighted average exercise price (in usd per share) | $ / shares	$ 16.80	$ 16.80
2024
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	11,672,690	11,775,394
Weighted average exercise price (in usd per share) | $ / shares	$ 20.59	$ 20.59
2025
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	1,823,682	1,923,706
Weighted average exercise price (in usd per share) | $ / shares	$ 25.18	$ 25.18
2026
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	2,602,951	2,744,124
Weighted average exercise price (in usd per share) | $ / shares	$ 19.51	$ 19.51
2027
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	93,750	93,750
Weighted average exercise price (in usd per share) | $ / shares	$ 22.92	$ 22.92
2028
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	0	0
Weighted average exercise price (in usd per share) | $ / shares	$ 0	$ 0